Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 RMB Reporting currency and RMB functional currency Overseas CNY	Dec. 31, 2013 RMB Reporting currency and RMB functional currency Overseas CNY	Dec. 31, 2014 RMB Reporting currency and RMB functional currency PRC Consolidated affiliated entities CNY	Dec. 31, 2013 RMB Reporting currency and RMB functional currency PRC Consolidated affiliated entities CNY	Dec. 31, 2014 RMB Reporting currency and RMB functional currency PRC Non VIE CNY	Dec. 31, 2013 RMB Reporting currency and RMB functional currency PRC Non VIE CNY	Dec. 31, 2014 RMB Reporting currency and US Dollar functional currency Overseas CNY	Dec. 31, 2013 RMB Reporting currency and US Dollar functional currency Overseas CNY	Dec. 31, 2014 RMB Reporting currency and US Dollar functional currency PRC Consolidated affiliated entities CNY	Dec. 31, 2013 RMB Reporting currency and US Dollar functional currency PRC Consolidated affiliated entities CNY	Dec. 31, 2014 RMB Reporting currency and US Dollar functional currency PRC Non VIE CNY	Dec. 31, 2013 RMB Reporting currency and US Dollar functional currency PRC Non VIE CNY	Dec. 31, 2014 RMB Reporting currency and HK Dollar functional currency Overseas CNY	Dec. 31, 2013 RMB Reporting currency and HK Dollar functional currency Overseas CNY
Functional Currency and Foreign Currency Translation
Exchange rate				6.2046
Cash and Cash Equivalents
Cash and cash equivalents	1,457,722,376	419,402,835	299,237,536	$ 234,942,200	$ 67,595,467	332,100,808	1,810,709	294,051,240	102,338,960	80,573,735	6,410,240	14,280,676	1,323,654,351	29,047,618	16,932	367,763	23,309,701	953,126	181,483	128,677
Short-term Investments
Other-than-temporary impairment of short-term investments	0	0	0
Accounts Receivable
Allowance for doubtful accounts	0	0